13. Business Combinations (Details Narrative) R$ / shares in Units, R$ in Millions					12 Months Ended
	Feb. 10, 2021 BRL (R$)	Dec. 02, 2019 BRL (R$)	Nov. 27, 2019	Jan. 02, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 01, 2019 Store	Jul. 23, 2019 R$ / shares	Jun. 26, 2019 R$ / shares
Disclosure of detailed information about business combination [line items]
Net sales					R$ 51,253	R$ 28,838	R$ 26,490
Acquisition-related costs					R$ 198
Top of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of capital stock owned					95.00%
Exito [member]
Disclosure of detailed information about business combination [line items]
Business acquisition shares price | R$ / shares									R$ 21.68	R$ 113
Number of stores | Store								650
Net sales		R$ 2,151
Net income		R$ 71
Goodwill residual value						R$ 165
Exito [member] | Non-adjusting events after reporting period [member]
Disclosure of detailed information about business combination [line items]
Percentage of direct interest of capital stock	91.57%
Exito [member] | Continuing Operations [member]
Disclosure of detailed information about business combination [line items]
Net sales				R$ 18,388
Net income				R$ 178
Exito [member] | Colombia, Pesos
Disclosure of detailed information about business combination [line items]
Business acquisition shares price | R$ / shares									R$ 18,000
Description of tender offer settlement			shareholders representing 96.57% of Éxito's capital stock accepted the terms proposed. This adhesion represented a disbursement by Sendas of 7,780 billion Colombian pesos, amount equivalent to R$9.5 billion (taking into account the exchange rate of December 31, 2019). On the same date, previously to the settlement of the tender offer, subsidiaries of Casino acquired all of the shares of GPA held directly and indirectly by Éxito for the price, net of debt, of US$1,161 million (equivalent to R$4.9 billion based on the exchange rate on the date of the transaction).
GPA 2 Empreendimentos e Participacoes [member] | Non-adjusting events after reporting period [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest	100.00%
Goodwill residual value	R$ 165
Percentage of transferred interest	5.00%